Stock-Based Compensation - Summary of Assumptions Used to Estimate Fair Values of Stock Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Volatility, minimum	63.65%	79.10%
Volatility, maximum	63.92%	86.95%
Risk free interest rate, minimum	3.68%	3.53%
Risk free interest rate, maximum	3.74%	4.36%
Expected term (years)	5 years 8 months 12 days	6 years
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise Price	$ 1.65	$ 46.97
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise Price	$ 2.64	$ 50.93